Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Operating activities
General and administrative expenses	¥ (2,803)	$ (433)	¥ (2,148)	¥ (1,762)
Non-operating income (expenses):
Dividend income | ¥			3,866
Interest income	86	13	137	145
Interest expense	(563)	(87)	(552)	(534)
Net realized gain (loss) on investments	(409)	(63)	919
Unrealized gain (loss) on trading securities still held at the balance sheet date	9,966	1,538	(4,045)	12,165
Exchange loss	(2,215)	(342)	(667)	(76)
Profit (loss) before income tax	4,062	626	(2,490)	9,938
Income tax expense (note 7)	0	0	0	0
Net income (loss)	4,062	626	(2,490)	9,938
Other comprehensive income, net of tax
Foreign currency translation adjustment	26,046	4,021	11,328	(14,217)
Available-for-sale investment securities:
Change in unrealized gains (losses)	(2,811)	(434)	(1,377)	7,041
Net change	23,235	3,587	9,951	(7,176)
Total comprehensive income	¥ 27,297	$ 4,213	¥ 7,461	¥ 2,762
Earnings (loss) per common share
Earnings (loss) per common share Basic and diluted | (per share)	¥ 0.45	$ 0.07	¥ (0.28)	¥ 1.10
Weighted average number of shares used in the calculation of earnings (loss) per common share
Weighted average number of shares used in the calculation of earnings (loss) per common share Basic and diluted | shares	9,017,310	9,017,310	9,017,310	9,017,310